Document and Entity Information	Jul. 24, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 24, 2023
Entity Registrant Name	Magnachip Semiconductor Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34791
Entity Tax Identification Number	83-0406195
Entity Address, Address Line One	c/o Magnachip Semiconductor, Ltd.
Entity Address, Address Line Two	15F, 76 Jikji-daero 436beon-gil, Heungdeok-gu
Entity Address, Address Line Three	Cheongju-si
Entity Address, City or Town	Chungcheongbuk-do
Entity Address, Postal Zip Code	28581
Entity Address, Country	KR
Country Region	82
City Area Code	2
Local Phone Number	6903-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001325702